Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 102,983	$ 65,275	$ 173,316
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	99,273	95,849	94,217
Impairment loss of investment	3,686	0	0
(Gain) loss on change in fair value of derivatives	272	(27,322)	12,196
Gain on repurchase of convertible notes		(2,782)
Allowance for doubtful accounts	7,265	(280)	3,673
Equity in loss (earnings) of unconsolidated investees	(9,411)	4,404	643
Share-based compensation	9,314	7,757	5,966
Changes in operating assets and liabilities:
Inventories	(49,024)	(50,557)	50,821
Accounts receivable trade	46,337	(33,060)	(63,352)
Amounts due from related parties	(10,089)	(4,230)	(99,893)
Advances to suppliers	(15,990)	(30,609)	7,967
Prepaid expenses and other current assets	(49,813)	(135,426)	36,745
Other non-current assets	(23,795)	(1,308)	(6,093)
Accounts payable	(27,758)	61,157	(23,975)
Advances from customers	(44,985)	19,710	(30,123)
Amounts due to related parties	33,908	(43,774)	47,522
Accrued warranty costs	(6,726)	(3,847)	12,004
Other liabilities	(18,774)	(995)	56,542
Liability for uncertain tax positions	833	(6,037)	(1,111)
Deferred taxes	84,939	(95,629)	(112,263)
Net settlement of derivatives	(1,460)	(1,922)	24,878
Net cash provided by (used in) operating activities	203,920	(278,073)	413,658
Investing activities:
(Increase) decrease in restricted cash	(101,985)	50,585	(100,935)
Investment in subsidiaries	(92,925)	(124,737)	(84,389)
Purchase of property, plant and equipment	(276,978)	(286,722)	(90,905)
Net cash used in investing activities	(341,215)	(1,042,557)	(999,104)
Financing activities:
Proceeds from short-term borrowings	1,646,910	1,841,808	1,436,950
Repayment of short-term borrowings	(2,068,069)	(2,243,003)	(1,308,235)
Proceeds from long-term borrowings	690,841	1,076,332	487,228
Proceeds from issuance of warrant			16,378
Investment on non-controlling interest			(927)
Proceeds from issuance of common shares		23,864
Issuance costs paid for common shares offering		(456)
Payments for repurchase of convertible notes		(19,667)
Proceeds from exercise of stock options	879	707	1,867
Net cash provided by financing activities	165,283	1,299,823	619,483
Effect of exchange rate changes	21,444	(12,312)	(30,501)
Net increase (decrease) in cash and cash equivalents	49,432	(33,119)	3,536
Cash and cash equivalents at the beginning of the year	511,039	553,079	549,543
Cash and cash equivalents at the end of the year	561,679	511,039	553,079
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	113,513	70,827	49,619
Income taxes paid	45,483	187,876	87,348
Parent Company
Operating activities:
Net income	99,572	65,249	171,861
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	33	32	32
Loss on disposal of subsidiaries	9,559
Impairment loss of investment	3,686
(Gain) loss on change in fair value of derivatives	7,134	(30,988)	13,571
Gain on repurchase of convertible notes		(2,782)
Allowance for doubtful accounts	2,666	(844)	1,535
Equity in earnings of subsidiaries	(130,048)	(43,596)	(193,813)
Equity in loss (earnings) of unconsolidated investees	127	(50)	273
Share-based compensation	9,314	7,757	5,966
Changes in operating assets and liabilities:
Inventories		146	296
Accounts receivable trade	(6,739)	3,010	2,189
Amounts due from related parties	57,539	21,731	228,284
Advances to suppliers	(60)	226	(226)
Prepaid expenses and other current assets	(5,715)	6,955	(7,106)
Other non-current assets	1,016	(2,039)	(14,710)
Accounts payable		(4)	3
Advances from customers	(1,069)	(1,413)	1,352
Amounts due to related parties	66,038	(129,307)	103,348
Accrued warranty costs	(10,639)	(12,381)	(2,941)
Other liabilities	23,505	(297)	4,484
Liability for uncertain tax positions	833	(7,413)	(1,111)
Deferred taxes	(6,106)	199	1,451
Net settlement of derivatives	(6,358)	17,043	(3,950)
Net cash provided by (used in) operating activities	114,288	(108,766)	310,788
Investing activities:
(Increase) decrease in restricted cash		6,512	(6,513)
Investment in subsidiaries	(64,185)		(116,840)
Proceeds from disposal of subsidiaries	61,749
Purchase of property, plant and equipment	(26)
(Funding) repayment of loans to subsidiaries	(74,458)	299,578	(550,776)
Net cash used in investing activities	(76,920)	306,090	(674,129)
Financing activities:
Proceeds from short-term borrowings			10,000
Repayment of short-term borrowings	(49,000)	(190,000)
Proceeds from long-term borrowings			364,680
Proceeds from issuance of warrant			16,378
Investment on non-controlling interest			(918)
Proceeds from issuance of common shares		23,864
Issuance costs paid for common shares offering		(456)
Payments for repurchase of convertible notes		(19,667)
Proceeds from exercise of stock options	879	707	1,867
Net cash provided by financing activities	(48,121)	(185,552)	392,007
Effect of exchange rate changes	6,362	(24,630)	2,085
Net increase (decrease) in cash and cash equivalents	(4,391)	(12,858)	30,751
Cash and cash equivalents at the beginning of the year	21,348	34,206	3,455
Cash and cash equivalents at the end of the year	16,957	21,348	34,206
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 18,375	$ 29,288	$ 15,299